CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income	$ 37,812	¥ 263,242	¥ 604,630	¥ 474,821
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loans and advances	178,109	1,239,962	751,572	484,063
Depreciation and amortization	6,117	42,586	42,431	12,747
Loss on disposal of property and equipment	247	1,721	7,305
Share-based compensation expenses	9,307	64,796	106,571	40,719
Loss on disposals of cost method investments			963
Changes in operating assets and liabilities:
Prepaid expenses and other assets	15,803	110,010	(67,408)	(24,895)
Amounts due from related parties	(324)	(2,255)	(12,629)	65,032
Deferred tax assets	(37,354)	(260,050)	(171,230)	(124,887)
Current account with online investors and borrowers	(104,915)	(730,395)	122,159	993,254
Income tax payable	23,905	166,423	(172,659)	131,888
Accrued expenses and other liabilities	(16,515)	(114,995)	30,514	231,062
Amounts due to related parties	46	322	(34,172)	1,352
Deferred revenue and Contract liabilities	15,189	105,745	6,727	(1,079)
Net cash provided by operating activities	127,427	887,112	1,214,774	2,284,077
Cash flows from investing activities:
Purchase of short-term investments	(790)	(5,500)	(3,687,100)	(11,423,820)
Redemption of short-term investments	1,379	9,600	3,691,500	11,415,320
Payments to originate loans and advances	(1,587,800)	(11,053,947)	(7,430,624)	(6,885,314)
Proceeds from collection of loans and advances	1,458,013	10,150,398	7,103,783	4,360,261
Addition of long-term investments	(35)	(241)	(1,513,040)	(346,000)
Redemption of long-term investments			1,563,040
Disposals of cost method investments			295,037
Cash paid for business combinations			(4,500)
Cash and cash equivalents acquired from business combinations			8,045
Purchase of property, equipment and software	(3,212)	(22,359)	(32,609)	(62,368)
Net cash used in investing activities	(132,445)	(922,049)	(6,468)	(2,941,921)
Cash flows from financing activities:
Proceeds from short-term borrowings			(200,000)	200,000
Proceeds from institutional funding partners and online investors			3,399,266	4,627,087
Payments to institutional funding partners and online investors	(160,149)	(1,114,926)	(4,193,719)	(2,587,336)
Proceeds (payment) for IPO and underwriters' exercise of over-allotment, net of issuance costs	(2,179)	(15,167)	302,670
Contribution from noncontrolling interests			4,900
Distribution to noncontrolling interests				(2,000)
Payments of dividends to shareholders				(32,228)
Net cash provided by (used in) financing activities	(162,328)	(1,130,093)	(686,883)	2,205,523
Effect of exchange rate changes on cash, cash equivalents and restricted cash	27	190	(2,700)
Net increase (decrease) in cash, cash equivalents and restricted cash	(167,319)	(1,164,840)	518,723	1,547,679
Cash, cash equivalents and restricted cash at the beginning of the year	485,681	3,381,216	2,862,493	1,314,814
Cash, cash equivalents and restricted cash at the end of the year	318,362	2,216,376	3,381,216	2,862,493
Supplemental disclosure of cash flow information:
Interest paid	7,270	50,610	161,735	43,524
Income taxes paid	$ 36,673	¥ 255,309	494,928	¥ 219,988
Non-cash activities:
Accretion on Series C convertible redeemable preferred shares to redemption value			120,000
Deferred IPO costs included in accrued expenses and other liabilities			¥ 16,267